Share Capital (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Risk free interest rate	1.30%	1.60%
Expected life (years)	4 years	3 years
Expected volatility	45.50%	39.00%
Expected dividends	5.30%	3.70%